Loans - Summary of Loan Credit Quality (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total	$ 110,619	$ 113,388
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	108,325	104,634
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,034	986
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,260	7,768
One-to Four-Family Residential Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	52,708	59,976
One-to Four-Family Residential Real Estate Mortgage Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	52,392	56,691
One-to Four-Family Residential Real Estate Mortgage Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	316	43
One-to Four-Family Residential Real Estate Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		3,242
Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	22,043	23,900
Commercial Real Estate Mortgage Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,385	20,512
Commercial Real Estate Mortgage Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	413	429
Commercial Real Estate Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	245	2,959
Multi-Family Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	10,622	3,363
Multi-Family Real Estate Mortgage Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	10,498	3,193
Multi-Family Real Estate Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	124	170
Land and Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	7,075	6,514
Land and Construction Real Estate Mortgage Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	6,864	6,080
Land and Construction Real Estate Mortgage Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	211
Land and Construction Real Estate Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		434
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	16,773	17,358
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,788	15,881
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	94	514
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	891	963
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,398	2,277
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 1,398	$ 2,277